FAIR VALUE MEASUREMENTS - Schedule of fair value measurement of the assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Roll forward of derivative liabilities
Balance at beginning of the year	¥ 100,279	¥ 202,698
The change in fair value	¥ (34,378)	¥ (102,419)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	Embedded Derivative, Gain (Loss) on Embedded Derivative, Net
Exercise of conversion features of convertible redeemable preferred shares upon the consummation of IPO	¥ (65,901)
Balance at end of the year		¥ 100,279